CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Current assets:
Cash and cash equivalents	$ 182,038	$ 260,576	$ 110,030	$ 275,527	$ 1,542,248	$ 391,898
Accounts receivable - trade	478,252	586,174		2,568,249
Due from affiliate	21,271	1,678		1,178
Other prepaid expenses	74,758	156,892		94,517
Total current assets	756,319	1,005,320		2,939,471
Oil and gas properties, full cost method:
Proved properties (including wells and related equipment and facilities)	33,849,723	33,828,079		33,939,964
Office and other equipment	30,227	30,227		28,420
Oil and gas properties, and equipment, at cost	33,879,950	33,858,306		33,968,384
Less accumulated depreciation, depletion and amortization	19,825,934	19,134,081		15,885,822
Oil and gas properties, and equipment, net	14,054,016	14,724,225		18,082,562
Other assets:
Acquisition costs - deposit and extension fees	4,700,000	2,300,000
Total other assets	4,700,000	2,300,000		9,517,258
Total assets	19,510,335	18,029,545		30,539,291
Current liabilities:
Note payable to affiliate	2,000,000	2,000,000		2,000,000
Due to affiliates	4,528,299	2,000,000		33,353
Accounts payable and accrued expenses	2,880,559	1,331,609		1,674,459
Total current liabilities	35,273,968	31,196,719		38,707,812
Stockholders' equity:
Additional paid-in capital	12,045,595	11,810,119		10,911,309
Common stock - $.05 par value; authorized 200,000,000 shares; issued and outstanding 77,505,908 shares at September 30, 2013 and 77,360,908 shares at June 30, 2013	3,871,670	3,868,047		3,860,797
Additional paid-in capital	56,927,219	56,910,545		55,963,830
Retained earnings' (deficit)	(88,609,322)	(85,757,066)		(78,905,548)
Total stockholders' equity	(15,763,633)	(13,167,174)		(8,168,521)	4,794,950	13,762,029
Total liabilities and stockholders' equity	19,510,335	18,029,545		30,539,291
[WellsFargoEnergyCapitalIncMember] | [ConvertibleDebtMember]
Current liabilities:
Notes payable	5,000,000	5,000,000		5,000,000
[WellsFargoEnergyCapitalIncMember] | [RevolvingCreditFacilityMember]
Current liabilities:
Notes payable	20,865,110	20,865,110		30,000,000
[RedeemableConvertiblePreferredStockSeriesAMember]
Stockholders' equity:
Preferred Stock	$ 1,205	$ 1,181		$ 1,091